Summary Of Significant Accounting Policies (Narrative) (Details)		1 Months Ended	12 Months Ended
		Feb. 28, 2010 USD ($)	Nov. 30, 2014 USD ($) communities homes	Nov. 30, 2013 USD ($) communities homes	Nov. 30, 2012 USD ($)	Apr. 30, 2014 USD ($)	Feb. 28, 2014 USD ($)	Jul. 31, 2013 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Advertising expense			$ 45,203,000	$ 31,872,000	$ 33,000,000
Maximum number of years from date of grant that option can expire			10 years
Cash held in escrow			$ 263,174,000	$ 172,317,000
Escrow deposit period			3 days
Active communities | communities			622	535
Fair value inputs, discount rate			20.00%
Number of communities assessed for impairment | communities			26	35
Number of homesites assessed for impairment | homes			1,774	1,515
Number of homesites impaired | homes			120	99
Number of communities impaired | communities			1	3
Trading securities			$ 0	$ 0
Identifiable intangible assets, other than goodwill			0	0
Accumulated goodwill impairments			217,400,000	217,400,000
Goodwill			44,250,000	$ 34,046,000
Ownership percentage by noncontrolling owners				50.00%
Interest incurred			273,448,000	$ 261,503,000	222,000,000
Interest capitalized			236,897,000	167,590,000	$ 127,700,000
Deferred tax assets, valuation allowance			8,029,000	12,705,000
Self insurance reserve			$ 103,198,000	$ 108,673,000
Lennar Homebuilding [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair value inputs, discount rate			20.00%	20.00%	20.00%
Finished homes and construction in progress carrying value before impairments			$ 145,284,000	$ 130,479,000
Valuation adjustments to finished homes and CIP			2,934,000	4,458,000
Available-for-sale securities			480,000	40,032,000
Accumulated goodwill impairments			190,200,000	190,200,000
Rialto Investments [Member]
Summary Of Significant Accounting Policies [Line Items]
Investments held-to-maturity			17,290,000	16,070,000
Principal amount outstanding on loans held-for-sale or securitization or asset-backed financing arrangement			111,775,000	44,000,000
Average recorded investment in impaired loans			69,000,000	24,000,000
Impaired financing receivable, recorded investment			130,105,000	8,317,000
Lennar Financial Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Investments held-to-maturity			45,038,000	62,344,000
Accumulated goodwill impairments			27,200,000	27,200,000
Goodwill			38,854,000	34,046,000		$ 4,808,000
Self insurance reserve			69,263,000	74,492,000
Principal amount outstanding on loans held-for-sale or securitization or asset-backed financing arrangement			706,011,000	398,969,000
Average recorded investment in impaired loans			3,926,000	3,456,000
Impaired financing receivable, recorded investment			3,846,000	4,006,000
Servicer Provider [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill			$ 5,396,000	$ 0			$ 5,094,000
Servicer Provider [Member] | Rialto Investments [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage by noncontrolling owners				5.00%
Servicer Provider [Member] | Lennar Financial Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Managing member equity interests in two limited liability companies			100.00%
FDIC [Member]
Summary Of Significant Accounting Policies [Line Items]
Managing member equity interests in two limited liability companies		40.00%
Percentage of servicing fee		0.50%
Guaranteed obligations under servicing agreement		$ 10,000,000
Managing member equity interests percentage		60.00%
Operating Properties [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			30 years
Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			5 years
Minimum [Member] | Rialto Investments [Member]
Summary Of Significant Accounting Policies [Line Items]
Principal amount outstanding on loans held-for-sale or securitization or asset-backed financing arrangement								$ 2,000,000
Fair value inputs, cap rate			8.00%
Minimum [Member] | Furniture, Fixtures And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			2 years
Maximum [Member] | Rialto Investments [Member]
Summary Of Significant Accounting Policies [Line Items]
Principal amount outstanding on loans held-for-sale or securitization or asset-backed financing arrangement								$ 75,000,000
Fair value inputs, cap rate			12.00%
Maximum [Member] | Furniture, Fixtures And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			10 years
Fair Value, Inputs, Level 3 [Member] | Lennar Homebuilding [Member]
Summary Of Significant Accounting Policies [Line Items]
Finished homes and construction in progress carrying value before impairments	[1]		$ 8,071,000	$ 16,453,000	$ 25,784,000
Valuation adjustments to finished homes and CIP	[1]		3,573,000	4,458,000	$ 11,029,000
Fair Value, Inputs, Level 3 [Member] | Rialto Investments [Member]
Summary Of Significant Accounting Policies [Line Items]
Loans held-for-sale			113,596,000	44,228,000
Fair Value, Inputs, Level 2 [Member] | Lennar Financial Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Loans held-for-sale			$ 738,396,000	$ 414,231,000

[1]	Valuation adjustments were included in Lennar Homebuilding costs and expenses in the Company's consolidated statement of operations for the years ended November 30, 2014, 2013 and 2012.